Hartford Life Insurance Company Separate Account Two:

033-19944	Green HV-1915
Green HV-2138
033-19947	Blue HV-1009 (not printed)
033-19949	Blue HV-1009
033-59541	403(b) HV-2025
033-19946	Gardner & White HV-1524
033-19943	NQ Variable Account
033-19948	QP Variable Account HV-1008

Hartford Life Insurance Company Separate Account Eleven:

333-72042	Premier Solutions (State of CT)
Premier Solutions (Chicago Public Schools)
Premier Solutions (Standard)
Premier Solutions (New Jersey)
Premier Solutions (Standard – Series II)
Premier Solutions (Cornerstone)
Premier Solutions (Cornerstone II)
Premier Solutions (Standard – Series A)
333-145655	Group Variable Annuity Contracts

Supplement dated February 5, 2009 to your Prospectus

Supplement Dated February 5, 2009 to your Prospectus

The following is added after the last paragraph in the Statement of Additional Information:

“Additional Financial Information

For the most recent quarterly financial statement for Hartford Life Insurance Company please visit www.hartfordinvestor.com. Copies may be obtained, free of charge, by calling us at 1-800-528-9009.”

This Supplement Should Be Retained With The Prospectus For Future Reference.